Other Financial Assets	12 Months Ended
Dec. 31, 2025
OTHER FINANCIAL ASSETS
Other Financial Assets

7.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2025, December 31, 2024, and January 1, 2024, is as follows:

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets at fair value through profit or loss	—	—	—	—	2,328	—
Financial assets at fair value through other comprehensive income	128	128	146	2,335	2,335	2,652
Financial assets measured at amortized cost	648	10,846	10,891	2,714	—	—
Hedging derivatives	206	8,614	66,137	19,021	—	10,576
Non-hedging derivatives	—	—	52	—	—
Total	982	19,588	77,226	24,070	4,663	13,228